UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTP

Nuveen Quality Preferred Income Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 135.8% (98.0% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 1.3% (0.9% of Total Investments)

	Banks – 1.3%

6,332	Wells Fargo & Company, (3)	7.500%	BBB	$7,503,420
	Total Convertible Preferred Securities (cost $7,537,319)			7,503,420

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 48.8% (35.2% of Total Investments)

	Banks – 12.0%

32,500	AgriBank FCB, (4)	6.875%	BBB+	$3,400,313
18,000	Bank of America Corporation	6.375%	BB+	463,860
74,172	Citigroup Capital XIII	6.704%	BBB–	1,883,969
185,000	Citigroup Inc.	6.875%	BB+	5,094,900
60,600	City National Corporation	5.500%	Baa2	1,498,032
3,000	Cobank Agricultural Credit Bank, (4)	6.200%	BBB+	307,969
37,500	Cobank Agricultural Credit Bank, 144A, (4)	6.250%	BBB+	3,878,906
26,000	Fifth Third Bancorp.	6.625%	Baa3	725,400
58,695	First Niagara Finance Group	8.625%	BB–	1,616,460
100,000	FirstMerit Corporation	5.875%	Baa2	2,516,000
13,387	General Electric Capital Corporation	4.875%	AA+	343,109
26	General Electric Capital Corporation	4.700%	AA+	660
18,400	HSBC Holdings PLC	8.000%	Baa1	478,400
10,000	HSBC Holdings PLC	6.200%	Baa1	256,800
624,000	ING Groep N.V.	7.200%	Baa3	16,373,760
103,856	JPMorgan Chase & Company	6.100%	BBB–	2,628,595
81,008	Merrill Lynch Preferred Capital Trust V	7.280%	BBB–	2,111,879
742,900	PNC Financial Services	6.125%	Baa2	20,689,764
25,028	Royal Bank of Scotland Group PLC	5.750%	B+	617,941
104,510	TCF Financial Corporation	7.500%	BB–	2,821,770
91,051	Wells Fargo & Company	5.850%	BBB	2,366,415
	Total Banks			70,074,902

	Capital Markets – 4.1%

200,000	Charles Schwab Corporation	6.000%	BBB	5,182,000
513,146	Deutsche Bank Capital Funding Trust II	6.550%	BB+	13,249,430
34,462	Morgan Stanley Capital Trust IV	6.250%	Baa3	887,397
73,700	State Street Corporation	6.000%	Baa1	1,905,145
37,000	State Street Corporation	5.900%	Baa1	984,940
72,700	State Street Corporation	5.250%	Baa1	1,859,666
	Total Capital Markets			24,068,578

	Diversified Telecommunication Services – 3.3%

143,506	Qwest Corporation	7.500%	BBB–	3,759,857
103,081	Qwest Corporation	7.375%	BBB–	2,660,521
100,803	Qwest Corporation	7.000%	BBB–	2,632,974
67,900	Qwest Corporation	7.000%	BBB–	1,793,239
77,156	Qwest Corporation	6.875%	BBB–	1,990,625
52,000	Qwest Corporation	6.625%	Baa3	1,304,680
90,502	Qwest Corporation	6.125%	BBB–	2,251,690
121,309	Verizon Communications Inc.	5.900%	A–	3,226,819
	Total Diversified Telecommunication Services			19,620,405

	Electric Utilities – 3.5%

178,000	Alabama Power Company, (4)	6.450%	A3	4,733,696
74,409	Duke Energy Capital Trust II	5.125%	Baa1	1,881,060

Nuveen Investments	1

JTP	Nuveen Quality Preferred Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Electric Utilities (continued)

14,903	Entergy Arkansas Inc.	5.750%	A–	$376,301
22,668	Entergy Arkansas Inc.	4.750%	A–	547,659
8,939	Entergy Louisiana LLC	5.250%	A2	228,034
18,100	Entergy Mississippi Inc.	6.000%	A–	463,360
90,504	Integrys Energy Group Inc., (4)	6.000%	Baa1	2,305,028
64,800	Interstate Power and Light Company	5.100%	BBB	1,668,600
162,621	NextEra Energy Inc.	5.125%	BBB	3,976,083
172,725	NextEra Energy Inc.	5.000%	BBB	4,116,037
	Total Electric Utilities			20,295,858

	Food Products – 0.7%

28,100	Dairy Farmers of America Inc., 144A, (4)	7.875%	Baa3	2,997,042
10,000	Dairy Farmers of America Inc., 144A, (4)	7.785%	Baa3	1,016,563
	Total Food Products			4,013,605

	Insurance – 12.5%

795,723	Aegon N.V.	6.375%	Baa1	20,370,508
244,992	Aflac Inc.	5.500%	Baa1	6,257,096
93,814	Allstate Corporation	6.625%	BBB–	2,550,803
4,700	Allstate Corporation	5.625%	BBB–	122,153
147,000	Allstate Corporation	5.100%	Baa1	3,782,310
57,100	American Financial Group	6.250%	Baa2	1,529,709
73,336	Arch Capital Group Limited	6.750%	BBB+	1,969,805
10,965	Aspen Insurance Holdings Limited	7.250%	BBB–	292,327
156,458	Aspen Insurance Holdings Limited	5.950%	BBB–	3,988,114
226,594	Axis Capital Holdings Limited	6.875%	BBB	6,127,102
155,235	Axis Capital Holdings Limited	5.500%	BBB	3,880,875
231,787	Delphi Financial Group, Inc., (4)	7.376%	BB+	5,707,755
125,430	Hartford Financial Services Group Inc.	7.875%	BBB–	3,863,244
166,360	Prudential PLC	6.750%	A–	4,363,623
104,100	Reinsurance Group of America Inc.	6.200%	BBB	3,016,818
86,839	Torchmark Corporation	5.875%	BBB+	2,223,078
126,900	W.R. Berkley Corporation	5.625%	BBB–	3,162,348
	Total Insurance			73,207,668

	Machinery – 1.0%

238,311	Stanley Black and Decker Inc.	5.750%	BBB+	6,217,534

	Media – 0.7%

152,258	Comcast Corporation	5.000%	A–	4,013,521

	Multi-Utilities – 0.6%

142,302	DTE Energy Company	6.500%	Baa1	3,816,540

	Real Estate Investment Trust – 8.8%

150,000	DDR Corporation	6.250%	Baa3	3,867,000
32,952	Digital Realty Trust Inc.	7.375%	Baa3	904,532
13,300	Digital Realty Trust Inc.	6.625%	Baa3	345,002
32,987	Digital Realty Trust Inc.	5.875%	Baa3	801,254
145,700	Hospitality Properties Trust	7.125%	Baa3	3,839,195
4,634	Kimco Realty Corporation	6.900%	Baa2	116,684
102,200	Kimco Realty Corporation	5.625%	Baa2	2,572,374
55,924	National Retail Properties Inc.	6.625%	Baa2	1,479,749
110,356	PS Business Parks, Inc.	6.450%	BBB	2,886,913
196,452	PS Business Parks, Inc.	6.000%	BBB	5,094,000
16,716	Public Storage, Inc.	6.350%	A3	433,279
18,166	Public Storage, Inc.	5.875%	A3	473,406
101,063	Public Storage, Inc.	5.750%	A3	2,598,330
172,684	Public Storage, Inc.	5.200%	A3	4,267,022
218,535	Public Storage, Inc., (5)	5.900%	A3	5,627,276
9,000	Public Storage, Inc., (5)	5.625%	A3	231,840
268,800	Realty Income Corporation	6.625%	Baa2	7,131,264
128,400	Regency Centers Corporation	6.625%	Baa2	3,335,832

2	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value
	Real Estate Investment Trust (continued)

124,850	Senior Housing Properties Trust	5.625%		BBB–	$3,082,547
67,389	Ventas Realty LP	5.450%		BBB+	1,781,765
19,843	Welltower Inc.	6.500%		Baa3	526,832
	Total Real Estate Investment Trust				51,396,096

	Thrifts & Mortgage Finance – 0.2%

40,000	Astoria Financial Corporation	6.500%		Ba2	1,030,400

	U.S. Agency – 1.2%

65,000	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	6,835,160

	Wireless Telecommunication Services – 0.2%

18,300	Telephone and Data Systems Inc.	7.000%		BB+	468,480
28,000	Telephone and Data Systems Inc.	6.875%		BB+	715,680
	Total Wireless Telecommunication Services				1,184,160
	Total $25 Par (or similar) Retail Preferred (cost $272,254,475)				285,774,427

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 5.5% (4.0% of Total Investments)

	Banks – 2.4%

$2,000	ING Groep N.V.	6.500%	10/16/65	Ba1	$1,923,750
10,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	10,850,000
1,200	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	1,178,400
13,200	Total Banks				13,952,150

	Capital Markets – 0.1%

300	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	319,872

	Construction & Engineering – 0.3%

1,600	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,672,003

	Insurance – 2.6%

1,900	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	2,479,500
5,000	AIG Life Holdings Inc., 144A	8.125%	3/15/46	BBB	6,600,000
900	AXA, Reg S	5.500%	12/31/49	A3	920,575
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	1,378,754
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A–	1,972,000
1,870	Prudential PLC, Reg S	5.250%	3/23/63	A–	1,891,038
12,470	Total Insurance				15,241,867

	Multi-Utilities – 0.1%

1,000	WEC Energy Group, Inc.	6.250%	5/15/67	Baa1	837,500
$28,570	Total Corporate Bonds (cost $29,990,651)				32,023,392

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 79.1% (57.1% of Total Investments)

	Banks – 34.2%

1,200	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (6)	BB	$1,293,060
23,850	Bank of America Corporation	8.000%	N/A (6)	BB+	24,866,010
500	Bank of America Corporation	6.500%	N/A (6)	BB+	522,505
200	Bank One Capital III	8.750%	9/01/30	Baa2	284,151
400	Barclays Bank PLC, 144A	6.860%	N/A (6)	BBB–	458,000
7,000	Barclays PLC	8.250%	N/A (6)	BB+	7,452,935
6,917	Barclays PLC	7.434%	N/A (6)	BB+	6,825,834
2,600	Citigroup Capital III	7.625%	12/01/36	BBB–	3,227,195

Nuveen Investments	3

JTP	Nuveen Quality Preferred Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)

4,000	Citigroup Inc.	8.400%	N/A (6)	BB+	$4,460,000
2,750	Citigroup Inc.	5.950%	N/A (6)	BB+	2,729,375
4,500	Citizens Financial Group Inc., 144A	5.500%	N/A (6)	BB+	4,421,250
3,800	CoreStates Capital Trust III, Series 144A	0.884%	2/15/27	A1	3,182,500
1,500	Credit Agricole SA, 144A	7.875%	N/A (6)	BB+	1,539,185
985	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	842,175
25,400	General Electric Capital Corporation, (5)	7.125%	N/A (6)	Baa1	29,845,000
1,515	Groupe BCPE	3.300%	N/A (6)	BBB–	1,234,725
17,350	HSBC Capital Funding LP, 144A	10.176%	N/A (6)	Baa1	26,198,500
1,300	JPMorgan Chase & Company	5.150%	N/A (6)	BBB–	1,251,250
3,200	JPMorgan Chase & Company	6.000%	N/A (6)	BBB–	3,246,400
4,300	JPMorgan Chase Capital XXIII	1.324%	5/15/47	Baa2	3,192,750
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	2,395,844
3,218	Lloyd’s Banking Group PLC	7.500%	N/A (6)	BB+	3,419,125
2,900	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (6)	Ba1	3,248,000
2,300	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (6)	Ba1	2,564,500
1,800	M&T Bank Corporation	6.375%	N/A (6)	Baa1	1,857,938
14,000	M&T Bank Corporation	6.875%	N/A (6)	Baa2	14,061,250
7,100	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	7,651,741
4,300	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	5,353,500
1,000	Royal Bank of Scotland Group PLC	8.000%	N/A (6)	BB–	1,045,000
1,000	Royal Bank of Scotland Group PLC	7.500%	N/A (6)	BB–	1,035,000
11,200	Societe Generale, 144A	8.000%	N/A (6)	BB+	11,315,583
2,000	Societe Generale, 144A	7.875%	N/A (6)	BB+	2,006,260
450	Societe Generale, 144A	1.074%	N/A (6)	BB+	414,000
2,700	Societe Generale, Reg S	7.875%	N/A (6)	BB+	2,708,451
5,050	Standard Chartered PLC, 144A	7.014%	N/A (6)	Baa2	5,454,000
8,025	Wells Fargo & Company	7.980%	N/A (6)	BBB	8,546,625
	Total Banks				200,149,617

	Capital Markets – 3.6%

3,100	Bank of New York Mellon Corporation	4.950%	N/A (6)	Baa1	3,100,000
5,600	Charles Schwab Corporation	7.000%	N/A (6)	BBB	6,510,000
7,500	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB+	7,917,675
2,500	Goldman Sachs Group Inc.	5.700%	N/A (6)	Ba1	2,534,375
800	Macquarie PMI LLC, Reg S	8.375%	N/A (6)	Ba1	801,860
150	Morgan Stanley	5.550%	N/A (6)	Ba1	149,813
	Total Capital Markets				21,013,723

	Diversified Financial Services – 2.1%

1,500	BNP Paribas, 144A	7.375%	N/A (6)	BBB–	1,552,500
7,893	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	9,816,919
1,100	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,113,750
	Total Diversified Financial Services				12,483,169

	Electric Utilities – 1.8%

7,200	Electricite de France, 144A	5.250%	N/A (6)	Baa1	7,164,000
2,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	1,939,500
1,500	PPL Capital Funding Inc.	6.700%	3/30/67	BBB	1,267,500
	Total Electric Utilities				10,371,000

	Insurance – 30.0%

698	Ace Capital Trust II	9.700%	4/01/30	BBB+	1,020,825
4,200	AG Insurance SA/NV, Reg S	6.750%	N/A (6)	BBB+	4,523,400
2,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	3,445,000
1,700	Allstate Corporation	5.750%	8/15/53	Baa1	1,770,125
3,600	American International Group, Inc.	8.175%	5/15/58	BBB	4,752,000
4,000	AXA SA	8.600%	12/15/30	A3	5,477,520
4,880	AXA SA, 144A	6.380%	N/A (6)	Baa1	5,239,900
9,895	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	8,484,963
1,700	Chubb Corporation	6.375%	4/15/37	A3	1,632,000

4	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)

3,250	Dai-Ichi Life Insurance Company Ltd, 144A	7.250%	N/A (6)	A–	$3,810,625
1,300	Dai-Ichi Life Insurance Company Ltd, 144A	5.100%	N/A (6)	A–	1,353,625
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A–	6,107,310
3,800	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	3,823,750
7,060	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	8,277,850
6,700	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	6,423,625
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,075,000
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	7,812,000
600	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	834,120
1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,575,000
12,650	National Financial Services Inc.	6.750%	5/15/37	Baa2	12,966,250
4,100	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A–	4,274,250
2,225	Oil Insurance Limited, 144A	3.309%	N/A (6)	Baa1	1,958,000
19,100	Prudential Financial Inc.	5.625%	6/15/43	BBB+	19,988,150
7,100	Prudential PLC, Reg S	6.500%	N/A (6)	A–	7,188,750
15,075	QBE Capital Funding Trust III, 144A	7.250%	5/24/41	BBB	16,695,562
10,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A–	10,600,000
2,500	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	A3	2,815,050
2,800	Swiss Re Capital I, Reg S	6.854%	N/A (6)	A	2,839,900
3,000	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	3,042,750
9,200	XLIT Limited	3.687%	N/A (6)	BBB–	7,590,000
6,970	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	7,126,825
	Total Insurance				175,524,125

	Machinery – 0.3%

1,500	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,586,250

	Multi-Utilities – 0.6%

2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB	2,058,500
2,000	Dominion Resources Inc.	2.625%	9/30/66	BBB	1,560,562
	Total Multi-Utilities				3,619,062

	Real Estate Investment Trust – 0.2%

950	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	973,090

	Road & Rail – 2.1%

10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,218,900

	Thrifts & Mortgage Finance – 0.3%

2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance, Reg S	6.750%	N/A (6)	BBB–	2,017,500

	U.S. Agency – 0.7%

3,400	Farm Credit Bank of Texas, 144A	10.000%	N/A (6)	Baa1	4,284,000

	Wireless Telecommunication Services – 3.2%

15,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	18,833,750
	Total $1,000 Par (or similar) Institutional Preferred (cost $431,475,182)				463,074,186

Shares	Description (1), (7)				Value

	INVESTMENT COMPANIES – 1.1% (0.8% of Total Investments)

252,950	Blackrock Credit Allocation Income Trust IV				$3,169,464
198,566	John Hancock Preferred Income Fund III				3,409,378
	Total Investment Companies (cost $9,446,348)				6,578,842
	Total Long-Term Investments (cost $750,703,975)				794,954,267

Nuveen Investments	5

JTP	Nuveen Quality Preferred Income Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.8% (2.0% of Total Investments)

	REPURCHASE AGREEMENTS – 2.8% (2.0% of Total Investments)

$16,451	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $16,450,648, collateralized by $12,395,000 U.S. Treasury Bonds, 4.750%, due 2/15/41, value $16,779,731	0.000%	11/02/15	$16,450,648
	Total Short-Term Investments (cost $16,450,648)			16,450,648
	Total Investments (cost $767,154,623) – 138.6%			811,404,915
	Borrowings – (40.1)% (8), (9)			(235,000,000)
	Other Assets Less Liabilities – 1.5% (10)			9,139,399
	Net Assets Applicable to Common Shares – 100%			$585,544,314

Investments in Derivatives as of October 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$67,587,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(1,364,169)
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(2,128,790)
	$135,174,000							$(3,492,959)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$7,503,420	$—	$—	$7,503,420
$25 Par (or similar) Retail Preferred	254,591,995	31,182,432	—	285,774,427
Corporate Bonds	—	32,023,392	—	32,023,392
$1,000 Par (or similar) Institutional Preferred	—	463,074,186	—	463,074,186
Investment Companies	6,578,842	—	—	6,578,842

Short-Term Investments:
Repurchase Agreements	—	16,450,648	—	16,450,648

Investments in Derivatives:
Interest Rate Swaps*	—	(3,492,959)	—	(3,492,959)
Total	$268,674,257	$539,237,699	$—	$807,911,956
*	Represents net unrealized appreciation (depreciation).

6	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $772,848,951.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$52,424,010
Depreciation	(13,868,046)
Net unrealized appreciation (depreciation) of investments	$38,555,964

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan. The total value of investments hypothecated as of the end of the reporting period was $7,347,000.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Perpetual security. Maturity date is not applicable.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 29.0%.

(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $486,758,892 have been pledged as collateral for borrowings.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015